INVESTMENTS IN ASSOCIATES	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
INVESTMENTS IN ASSOCIATES	INVESTMENTS IN ASSOCIATES
The following table represents the change in balance of investments in associates:

For the year ended
US$ MILLIONS	Dec. 31, 2022
Balance at the beginning of the period	$—
Acquisitions	455
Share of earnings	4
Foreign currency translation & other	(25)
Share of other comprehensive income	27
Distributions	(33)
Ending Balance	$428

In February 2022, our company acquired an approximate 8% interest in an Australian regulated utility, AusNet Services Ltd (“AusNet”) for $455 million. Based on our ownership interest and governance rights retained, our company equity accounts for the entity.
The following tables present the gross assets and liabilities of our company’s investments in associates:

		As at December 31, 2022
		Total							Attributable to
US$ MILLIONS	Ownership Interest	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Total Liabilities	Total Net Assets	Other Ownership Interests	Brookfield Infrastructure Partners LP
Australian regulated utility	8%	$211	$13,330	$13,541	$302	$7,716	$8,018	$5,523	$5,095	$428
Total		$211	$13,330	$13,541	$302	$7,716	$8,018	$5,523	$5,095	$428
The following tables present the gross amounts of revenue, net income, other comprehensive income from our company’s investments in associates:

	Year ended December 31, 2022
	Total				Net income attributable to the Partnership
US$ MILLIONS	Revenue	Net Income(1)	OCI	Total Comprehensive Income
Australian regulated utility	$1,227	$57	$21	$78	$4
Total	$1,227	$57	$21	$78	$4

(1)Total net income for the year ended December 31, 2022 includes acquisition-related transaction costs of $105 million.

The following tables present the cash flow activities of our company’s investments in associates for the years ended:

	Year ended December 31, 2022
	Total				Attributable to
US$ MILLIONS	Operating	Investing	Financing	Total Cash Flows	Other Ownership Interests	Brookfield Infrastructure Partners LP
Australian regulated utility	$427	$(452)	$(162)	$(187)	$(172)	$(15)
Total	$427	$(452)	$(162)	$(187)	$(172)	$(15)